Elevation ETF Trust
1290 Broadway, Suite 1100
Denver, CO 80203

May 3, 2016

Securities and Exchange Commission
Division of Investment Management
100 F Street, NE
Washington, D.C. 20549

Re: Elevation ETF Trust (the “Trust”) (File Nos. 333‑208878; 811‑23125)

Dear Sir or Madam:

On behalf of the Registrant and pursuant to Rule 497(e) under the Securities Act of 1933, as amended, attached for filing are exhibits containing interactive data format risk/return summary information that mirrors the risk/return summary information contained in the Prospectuses dated March 31, 2016 (As revised April 20, 2016), and the Statements of Additional Information dated March 31, 2016 (As revised April 20, 2016), with respect to the Summit Water Infrastructure Multifactor ETF, a series of the Trust (the “Funds”). The purpose of this filing is to submit the 497(e) filing dated April 20, 2016 in XBRL for the Funds.

The SEC Staff is requested to address any comments on this filing to my paralegal, Katherine Bennett, at 720.947.5992.

Sincerely,

/s/ Andrea E. Kuchli
Andrea E. Kuchli
Secretary

Enclosure

cc: Morgan Lewis